Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,562)	$ (4,494)	$ (3,656)	$ (8,784)	$ (20,869)	$ (19,259)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	199	312	411	633	1,209	1,301
Share-based compensation	48	348	115	711	1,050	2,164
Noncash lease expense	101	0	199	0
(Gain) loss on changes in fair value of secured contingent payment obligation	(365)	538	(823)	987	5,661	711
Loss on disposal of equipment and other assets	221	0	215	0	489	85
Write down of obsolete inventory	0	(42)	0	(42)	1,134	125
Realized (gain) loss on available-for-sale securities						(9)
Changes in operating assets and liabilities:
Accounts receivable	1	(2)	1	16	25	(26)
Finished goods inventories	26	(14)	40	(213)	(207)	(980)
Prepaid expenses and other assets	(41)	(199)	15	(4)	62	84
Accounts payable and accrued expenses	524	701	1,081	499	1,034	1,744
Operating lease liabilities and deferred rent	(29)	(7)	(148)	(13)
Lease payable					115
Total adjustments	685	1,719	1,106	2,658	10,572	5,199
Net cash used in operating activities	(877)	(2,775)	(2,550)	(6,126)	(10,297)	(14,060)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of available-for-sale securities						(4,813)
Proceeds from redemption of available-for-sale securities	0	6	0	26	26	4,810
Proceeds from sale of assets	9	0	23	0	50	18
Purchases of property and equipment	0	0	0	(5)	(5)	(252)
Payments for patent costs and other intangible assets	(9)	(4)	(17)	(4)	(16)	(61)
Net cash provided by (used in) investing activities	0	2	6	17	55	(298)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock and warrants in public and private offerings	0	1,123	0	3,375	5,276	13,679
Net proceeds from exercise of options and warrants	0	0	15	0
Net proceeds from debt financings	565	0	1,865	0	5,294	1,000
Shares withheld for payment of taxes					(21)	(134)
Principal payments on long-term debt	0	(21)	(800)	(21)	(132)
Proceeds from contingent payment obligation	0	1,500	0	1,500	(2)	(2)
Net cash provided by financing activities	565	2,602	1,080	4,854	10,415	14,543
NET CHANGE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH EQUIVALENTS	(312)	(171)	(1,464)	(1,255)	173	185
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH EQUIVALENTS, beginning of year	375	270	1,527	1,354	1,354	1,169
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH EQUIVALENTS, end of year	$ 63	$ 99	$ 63	$ 99	1,527	1,354
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest					39	69
Cash paid for income taxes
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES:
Payment of interest in kind on convertible notes					$ 26
Purchase of equipment under capital lease						$ 6